Document and Entity Information	Nov. 26, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	SCHRODER SERIES TRUST
Entity Central Index Key	0000908802
Entity Inv Company Type	N-1A
Amendment Flag	false
Trading Symbol	sst
Document Creation Date	Nov. 26, 2019
Document Effective Date	Nov. 26, 2019
Prospectus Date	Mar. 01, 2019